Note Borrowings (Borrowings by contractual maturities) (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Debt Disclosure [Line Items]
2016	$ 1,016,879
2017	85,644
2018	139,305
2019	539,945
2020	92,603
Later years	559,278
Borrowed Funds	2,433,654
Other Short Term Borrowings
Debt Disclosure [Line Items]
2016	1,200
2017	0
2018	0
2019	0
2020	0
Later years	0
Borrowed Funds	1,200
Notes Payable
Debt Disclosure [Line Items]
2016	253,534
2017	85,644
2018	139,305
2019	539,945
2020	92,603
Later years	559,278
Borrowed Funds	1,670,309
Federal Funds Purchased And Securities Sold Under Agreements To Repurchase
Debt Disclosure [Line Items]
2016	762,145
2017	0
2018	0
2019	0
2020	0
Later years	0
Borrowed Funds	$ 762,145